SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

NOTE 18. SUBSEQUENT EVENTS

On January 27, 2022, the Board of Directors approved a change in the Company’s fiscal year from the twelve months beginning January 1 and ending December 31 to the twelve months beginning April 1 and ending March 31. The Company will file a transition report on Form 10-QT for the three-month period ended March 31, 2022, in accordance with SEC rules and regulations. All subsequent fiscal years for the Company will be from April 1 to March 31. The Company is making the fiscal year change on a prospective basis and will not adjust operating results for prior periods.